Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost	$ 468,919	$ 680,249
Accumulated depreciation:	324,054	431,933
Property and equipment, net	144,865	248,316
Equipment [Member]
Cost:
Cost	433,271	594,740
Computers [Member]
Cost:
Cost	1,825	34,087
Office furniture [Member]
Cost:
Cost	10,362	27,961
Leasehold improvements [Member]
Cost:
Cost	$ 23,461	$ 23,461